Financial Instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2020 are expected to occur and be reclassified to the consolidated statement of income over a period of three years.
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2019 and 2020, or revenues for the year ended March 31, 2018, 2019 and 2020.
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest expense	₨ 773
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 957	₨ 457
Increase/decrease in respective foreign currencies compared to functional currency	1.00%	1.00%
Increase in spot exchange rate of the Indian rupee with the U.S. dollar	₨ 1
Decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Increase in the fair value of foreign currency dollar denominated derivative instruments	1,972
Decrease in the fair value of foreign currency dollar denominated derivative instruments	1,912
Increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	658
Decrease in the fair value of foreign currency dollar denominated derivative instruments in statement of income	658
Increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	1,314
Decrease in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	₨ 1,254